LEASES (Schedule of Future Lease Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating leases
Year one	$ 2,050
Year two	1,389
Year three	1,060
Year four	827
Thereafter	100
Total future lease payements	5,426
Less imputed interest	(530)
Total lease liability balance	$ 4,896